Trade and other receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Trade and other receivables [abstract]
Trade and other receivables [Text Block]

5. Trade and other receivables

The following table presents trade and other receivables for KWESST:

	September 30, 2020	December 31, 2019
Trade receivables	$210,795	$1,191
Sales tax recoverable	142,797	55,684
Investment tax credits refundable	127,325	162,928
Total	$480,917	$219,803

There was no impairment of trade and other receivables during the nine months ended September 30, 2020 (2019 - $nil).

5. Trade and other receivables

The following table presents a breakdown of our trade and other receivables:

	September 30,	September 30,
	2022	2021
Trade receivables	$114,877	$-
Unbilled revenue	8,881	308,728
Sales tax recoverable	48,124	183,761
Investment tax credits refundable	-	206,762
Total	$171,882	$699,251

There was no impairment of trade and other receivables during the year ended September 30, 2022 (2021 - $nil).

The following table presents changes in unbilled receivables:

	September 30,	September 30,
	2022	2021
Balance, beginning of year	$308,728	$-
Revenue billed during the year	(308,728)
Revenue in excess of billings, net of amounts transferred to trade accounts receivable	8,881	308,728
Amounts written off	-	-

Balance, end of year	$8,881	$308,728
Current	$8,881	$308,728
Non-current	$-	$-